UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices) (Zip code)

MICHAEL J. LEARY, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4490

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

QUARTERLY PORTFOLIO HOLDINGS

Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

3.31.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS (g) - 1.55%
Small Cap Intrinsic Value (MFC Global U.S.) (f)	5,299,737	$33,017,364

JOHN HANCOCK FUNDS II (g) - 89.45%
All Cap Core (Deutsche)	7,688,134	42,207,855
All Cap Value (Lord Abbett) (f)	3,705,832	27,497,276
Alpha Opportunites (Wellington)	7,204,756	59,006,955
Blue Chip Growth (T. Rowe Price)	10,951,466	134,264,975
Capital Appreciation (Jennison)	13,894,887	98,514,752
Emerging Markets Value (DFA)	17,697,278	94,149,522
Equity-Income (T. Rowe Price)	7,425,964	63,863,288
Fundamental Value (Davis)	11,637,035	105,664,281
Index 500 (MFC Global U.S.) (f)	25,712,066	152,215,430
International Equity Index (SSgA)	4,861,366	52,065,227
International Opportunities (Marsico)	14,958,048	127,891,314
International Small Cap (Templeton)	5,736,285	42,505,876
International Small Company (DFA)	8,993,364	42,448,677
International Value (Templeton)	14,350,112	128,146,498
Large Cap (UBS)	2,748,966	21,524,405
Large Cap Value (BlackRock)	3,657,295	48,276,291
Mid Cap Index (MFC Global U.S.A.) (f)	5,549,872	59,994,116
Mid Cap Intersection (Wellington)	11,047,470	53,248,803
Mid Cap Stock (Wellington)	3,983,607	39,238,533
Mid Cap Value Equity (RiverSource)	3,972,202	21,052,673
Mid Value (T. Rowe Price)	4,180,649	37,207,780
Natural Resources (Wellington)	4,890,293	62,791,362
Optimized Value (MFC Global U.S.A.) (f)	6,557,286	48,589,488
Small Cap Growth (Wellington)	5,055,801	32,003,218
Small Cap Index (MFC Global U.S.A.) (f)	8,868,835	64,476,427
Small Cap Value (Wellington) (f)	1,061,694	9,735,738
Small Company Value (T. Rowe Price)	3,021,692	42,908,025
Smaller Company Growth (Frontier/MFC
Global U.S.A./Perimeter) (f)	5,528,360	44,558,580
U.S. Multi Sector (GMO)	10,756,541	74,435,263
Value & Restructuring (Columbia)	6,548,775	40,274,969
Vista (American Century)	6,673,968	39,376,412
		1,910,134,009
JOHN HANCOCK FUNDS III (g) - 9.01%
International Core (GMO)	6,509,947	127,399,668
Rainier Growth (Rainier)	5,025,867	64,883,941
		192,283,609
TOTAL INVESTMENT COMPANIES (Cost $3,327,283,407)		$2,135,434,982
Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,327,283,407) - 100.01%		2,135,434,982
Liabilities in Excess of Other Assets - (0.01)%		$(125,771)
TOTAL NET ASSETS - 100.00%		$2,135,309,211

Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.01%

JOHN HANCOCK FUNDS (g) - 0.42%
Small Cap Intrinsic Value (MFC Global U.S.) (f)	4,383,447	$27,308,875

Lifestyle Growth Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (g) - 93.83%
Active Bond (MFC Global U.S./Declaration) (f)	4,542,725	$37,159,491
All Cap Core (Deutsche)	35,233,882	193,434,011
Alpha Opportunites (Wellington)	18,069,795	147,991,619
Blue Chip Growth (T. Rowe Price)	30,284,136	371,283,508
Capital Appreciation (Jennison)	43,332,163	307,225,036
Emerging Markets Value (DFA)	47,841,642	254,517,535
Equity-Income (T. Rowe Price)	20,711,296	178,117,148
Floating Rate Income (WAMCO)	30,250,428	234,743,321
Fundamental Value (Davis)	39,741,162	360,849,747
Global Bond (PIMCO)	7,292,382	77,007,555
Global Real Estate (Deutsche)	24,879,196	102,751,080
High Income (MFC Global U.S.) (f)	17,959,611	77,944,711
High Yield (WAMCO)	48,235,781	286,520,540
Index 500 (MFC Global U.S.) (f)	95,652,611	566,263,459
International Equity Index (SSgA)	10,280,399	110,103,069
International Opportunities (Marsico)	25,915,901	221,580,953
International Small Cap (Templeton)	7,598,989	56,308,508
International Small Company (DFA)	23,714,276	111,931,383
International Value (Templeton)	21,923,147	195,773,705
Large Cap (UBS)	6,116,080	47,888,907
Large Cap Value (BlackRock)	8,232,591	108,670,200
Mid Cap Index (MFC Global U.S.A.) (f)	7,521,180	81,303,961
Mid Cap Intersection (Wellington)	13,125,032	63,262,656
Mid Cap Stock (Wellington)	7,787,401	76,705,902
Mid Cap Value Equity (RiverSource)	5,870,747	31,114,959
Natural Resources (Wellington)	8,360,797	107,352,636
Optimized Value (MFC Global U.S.A.) (f)	25,682,480	190,307,177
Real Estate Equity (T. Rowe Price)	13,060,226	41,139,712
Real Return Bond (PIMCO)	19,730,060	225,317,280
Small Cap Growth (Wellington)	4,851,520	30,710,122
Small Cap Opportunities (Munder)	5,155,016	54,488,515
Small Company Growth (AIM)	4,240,479	31,464,353
Small Company Value (T. Rowe Price)	6,469,652	91,869,058
Smaller Company Growth (Frontier/MFC
Global U.S.A./Perimeter) (f)	8,250,820	66,501,613
Spectrum Income (T. Rowe Price)	12,798,767	110,069,400
Strategic Bond (WAMCO)	8,686,876	77,226,327
Strategic Income (MFC Global U.S.) (f)	9,475,623	77,605,352
Total Return (PIMCO)	22,374,801	281,698,747
U.S. High Yield Bond (Wells Capital)	8,011,030	77,386,547
U.S. Multi Sector (GMO)	31,550,558	218,329,858
Value & Restructuring (Columbia)	17,186,522	105,697,113
Vista (American Century)	5,071,644	29,922,697
		6,117,539,471
JOHN HANCOCK FUNDS III (g) - 5.76%
International Core (GMO)	10,291,461	201,403,901
Rainier Growth (Rainier)	13,486,651	174,112,664
		375,516,565

TOTAL INVESTMENT COMPANIES (Cost $9,552,867,947)		$6,520,364,911
Total Investments (Lifestyle Growth Portfolio)
(Cost $9,552,867,947) - 100.01%		$6,520,364,911
Liabilities in Excess of Other Assets - (0.01)%		(766,697)
TOTAL NET ASSETS - 100.00%		$6,519,598,214

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%

JOHN HANCOCK FUNDS II (g) - 94.73%
Active Bond (MFC Global U.S./Declaration) (f)	16,351,737	$133,757,210
All Cap Core (Deutsche)	11,245,216	61,736,237
Alpha Opportunites (Wellington)	15,112,238	123,769,232
Blue Chip Growth (T. Rowe Price)	28,215,959	345,927,653
Capital Appreciation (Jennison)	20,331,419	144,149,764
Core Bond (Wells Capital)	8,660,873	107,134,996
Emerging Markets Value (DFA)	39,740,314	211,418,469
Equity-Income (T. Rowe Price)	25,826,561	222,108,428
Floating Rate Income (WAMCO)	30,292,432	235,069,270
Fundamental Value (Davis)	20,762,976	188,527,818
Global Bond (PIMCO)	12,539,129	132,413,200
Global Real Estate (Deutsche)	34,280,442	141,578,226
High Income (MFC Global U.S.) (f)	30,814,156	133,733,436
High Yield (WAMCO)	86,401,357	513,224,062
Index 500 (MFC Global U.S.) (f)	94,714,755	560,711,351
International Opportunities (Marsico)	12,958,974	110,799,228
International Small Cap (Templeton)	6,760,234	50,093,336
International Small Company (DFA)	10,524,473	49,675,513
International Value (Templeton)	17,401,190	155,392,626
Large Cap (UBS)	7,914,389	61,969,668
Large Cap Value (BlackRock)	10,954,910	144,604,814
Mid Cap Index (MFC Global U.S.A.) (f)	5,782,325	62,506,929
Mid Cap Stock (Wellington)	6,295,055	62,006,288
Natural Resources (Wellington)	8,708,535	111,817,584
Optimized Value (MFC Global U.S.A.) (f)	8,137,545	60,299,207
Real Estate Equity (T. Rowe Price)	11,094,965	34,949,139
Real Return Bond (PIMCO)	23,746,068	271,180,094
Small Company Growth (AIM)	8,539,897	63,366,036
Small Company Value (T. Rowe Price)	6,212,739	88,220,896
Spectrum Income (T. Rowe Price)	37,996,047	326,766,006
Strategic Bond (WAMCO)	15,067,507	133,950,137
Strategic Income (MFC Global U.S.) (f)	16,473,638	134,919,099
Total Bond Market (Declaration) (f)	7,647,032	77,617,372
Total Return (PIMCO)	26,001,231	327,355,504
U.S. High Yield Bond (Wells Capital)	21,380,961	206,540,084
U.S. Multi Sector (GMO)	26,119,446	180,746,568
Value & Restructuring (Columbia)	17,392,645	106,964,764
		6,077,000,244
JOHN HANCOCK FUNDS III (g) - 5.27%
International Core (GMO)	9,054,610	177,198,719
Rainier Growth (Rainier)	12,460,537	160,865,538
		338,064,257
TOTAL INVESTMENT COMPANIES (Cost $8,918,159,290)		$6,415,064,501
Total Investments (Lifestyle Balanced Portfolio)
(Cost $8,918,159,290) - 100.00%		$6,415,064,501
Liabilities in Excess of Other Assets - 0.00%		(302,610)
TOTAL NET ASSETS - 100.00%		$6,414,761,891

Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.00%
JOHN HANCOCK FUNDS II (g) - 93.98%
Active Bond (MFC Global U.S./Declaration) (f)	18,955,297	$155,054,326
Blue Chip Growth (T. Rowe Price)	9,056,463	111,032,232
Core Bond (Wells Capital)	3,134,855	38,778,159
Equity-Income (T. Rowe Price)	4,682,241	40,267,274
Floating Rate Income (WAMCO)	7,588,507	58,886,817
Fundamental Value (Davis)	7,746,737	70,340,372
Global Bond (PIMCO)	7,321,596	77,316,049
Global Real Estate (Deutsche)	9,661,794	39,903,209
High Income (MFC Global U.S.) (f)	13,429,731	58,285,031
High Yield (WAMCO)	13,472,248	80,025,152
Index 500 (MFC Global U.S.) (f)	15,345,364	90,844,553
International Equity Index (SSgA)	3,769,875	40,375,357
International Opportunities (Marsico)	4,718,677	40,344,690
International Value (Templeton)	4,521,317	40,375,357
Investment Quality Bond (Wellington)	3,553,028	38,763,538
Mid Cap Index (MFC Global U.S.A.) (f)	3,735,001	40,375,357
Real Estate Equity (T. Rowe Price)	6,381,354	20,101,264
Real Return Bond (PIMCO)	6,920,063	79,027,118
Small Cap Index (MFC Global U.S.A.) (f)	2,776,847	20,187,679
Small Company Growth (AIM)	2,720,711	20,187,679
Small Company Value (T. Rowe Price)	1,421,668	20,187,679
Spectrum Income (T. Rowe Price)	17,901,004	153,948,637
Strategic Bond (WAMCO)	6,509,228	57,867,033
Strategic Income (MFC Global U.S.) (f)	7,116,969	58,287,973
Total Bond Market (Declaration) (f)	9,540,864	96,839,768
Total Return (PIMCO)	10,745,227	135,282,411
U.S. High Yield Bond (Wells Capital)	8,046,417	77,728,384
U.S. Multi Sector (GMO)	7,106,252	49,175,261
Value & Restructuring (Columbia)	6,450,610	39,671,251
		1,849,459,610
JOHN HANCOCK FUNDS III (g) - 6.02%
Global Shareholder Yield (Epoch)	6,234,037	39,461,456
International Core (GMO)	4,035,865	78,981,885
		118,443,341
TOTAL INVESTMENT COMPANIES (Cost $2,617,781,382)		$1,967,902,951
Total Investments (Lifestyle Moderate Portfolio)
(Cost $2,617,781,382) - 100.00%		$1,967,902,951
Liabilities in Excess of Other Assets - 0.00%		(81,867)
TOTAL NET ASSETS - 100.00%		$1,967,821,084

Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.97%

JOHN HANCOCK FUNDS II (g) - 95.92%
Active Bond (MFC Global U.S./Declaration) (f)	19,395,306	$158,653,599
Blue Chip Growth (T. Rowe Price)	2,674,092	32,784,363
Core Bond (Wells Capital)	2,565,084	31,730,091
Equity-Income (T. Rowe Price)	5,777,064	49,682,754
Floating Rate Income (WAMCO)	7,812,016	60,621,242
Fundamental Value (Davis)	4,559,724	41,402,295
Global Bond (PIMCO)	8,979,640	94,825,003

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (g)
(continued)
Global Real Estate (Deutsche)	13,032,199	$53,822,983
High Income (MFC Global U.S.) (f)	5,541,825	24,051,521
High Yield (WAMCO)	10,044,658	59,665,269
Index 500 (MFC Global U.S.) (f)	6,993,631	41,402,295
International Value (Templeton)	1,830,199	16,343,681
Investment Quality Bond (Wellington)	4,723,264	51,530,816
Real Estate Equity (T. Rowe Price)	3,943,076	12,420,689
Real Return Bond (PIMCO)	4,269,666	48,759,588
Short Term Government Income (MFC Global
U.S.) (f)	968,037	9,728,774
Spectrum Income (T. Rowe Price)	16,740,202	143,965,734
Strategic Bond (WAMCO)	7,147,624	63,542,378
Strategic Income (MFC Global U.S.) (f)	7,767,641	63,616,983
Total Bond Market (Declaration) (f)	15,623,464	158,578,163
Total Return (PIMCO)	12,599,197	158,623,892
U.S. Government Securities (WAMCO)	8,245,634	95,814,267
U.S. High Yield Bond (Wells Capital)	4,975,138	48,059,832
Value & Restructuring (Columbia)	2,660,009	16,359,052
		1,535,985,264
JOHN HANCOCK FUNDS III (g) - 4.05%
Global Shareholder Yield (Epoch)	5,061,959	32,042,202
International Core (GMO)	1,676,720	32,813,401
		64,855,603
TOTAL INVESTMENT COMPANIES (Cost $1,957,893,592)		$1,600,840,867
Total Investments (Lifestyle Conservative Portfolio)
(Cost $1,957,893,592) - 99.97%		$1,600,840,867
Other Assets in Excess of Liabilities - 0.03%		507,937
TOTAL NET ASSETS - 100.00%		$1,601,348,804

Footnotes

Percentages are stated as a percent of net assets.

(f) The subadviser is an affiliate of the adviser.

(g) The Underlying Fund's subadviser is shown parenthetically.

The accompanying notes are an integral part of the financial statements.
3

Security Valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Portfolio is subject to the provisions of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of March 31, 2009.

Lifestyle Aggressive	Investments in	Other Financial
	Funds	Instruments*
Valuation Inputs:
Level 1 — Quoted Prices	$2,135,434,982	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$2,135,434,982	—

Lifestyle Growth	Investments in	Other Financial
	Funds	Instruments *
Valuation Inputs:
Level 1 — Quoted Prices	$6,520,364,911	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$6,520,364,911	—

Lifestyle Balanced	Investments in	Other Financial
	Funds	Instruments*
Valuation Inputs:
Level 1 — Quoted Prices	$6,415,064,501	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$6,415,064,501	—

Lifestyle Moderate	Investments in	Other Financial
	Funds	Instruments*
Valuation Inputs:
Level 1 — Quoted Prices	$1,967,902,951	—

Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,967,902,951	—

Lifestyle Conservative	Investments in	Other Financial
	Funds	Instruments*
Valuation Inputs:
Level 1 — Quoted Prices	$1,600,840,867	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$1,600,840,867	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Cost of Investment Securities for Federal Income Tax Purposes

The cost of investments owned on March 31, 2009, was as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)
Lifestyle Aggressive	$3,327,283,407	—	($1,191,848,425)	($1,191,848,425)
Lifestyle Growth	9,552,867,947	—	(3,032,503,036)	(3,032,503,036)
Lifestyle Balanced	8,918,159,290	$3,792,410	(2,506,887,199)	(2,503,094,789)
Lifestyle Moderate	2,617,781,382	3,106,124	(652,984,555)	(649,878,431)
Lifestyle Conservative	1,957,893,592	5,583,829	(362,636,555)	(357,052,725)

Risks & Uncertainties

Concentration Risk The Portfolio may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly. In addition, the Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

For more information

Trustees
James M. Oates, *Chairman***
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook**
Grace K. Fey†
Theron S. Hoffman
Hassell H. McClellan**
John D. Richardson, *Trustee Emeritus*
Steven M. Roberts
*Members of the Audit Committee
**Member of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Lifestyle Portfolios.

LS0Q1 3/09
5/09

John Hancock MUTUAL FUNDS

John Hancock Retirement Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

3.31.2009

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited)
(showing percentage of total net assets)
Retirement Distribution Fund

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 91.69%
Investment Companies - 17.00%
SPDR Trust Series 1	700	$55,608
WisdomTree DEFA High-Yielding Equity Fund	8,300	236,135
WisdomTree High-Yielding Equity Fund	15,200	348,536
		640,279
JOHN HANCOCK FUNDS II (g) - 73.69%
Active Bond (MFC Global U.S./Declaration) (f)	32,216	263,527
Capital Appreciation (Jennison)	10,816	76,687
Core Bond (Wells Capital)	24,801	306,790
Emerging Markets Value (DFA)	22,367	118,990
Equity-Income (T. Rowe Price)	4,378	37,647
Fundamental Value (Davis)	4,146	37,647
Global Bond (PIMCO)	17,825	188,233
Global Real Estate (Deutsche)	36,462	150,587
High Income (MFC Global U.S.) (f)	17,349	75,293
High Yield (WAMCO)	12,722	75,567
International Opportunities (Marsico)	4,403	37,647
International Small Cap (Templeton)	15,242	112,940
International Small Company (DFA)	15,952	75,293
International Value (Templeton)	4,216	37,647
Large Cap Value (BlackRock)	2,852	37,647
Mid Cap Intersection (Wellington)	15,621	75,293
Mid Cap Stock (Wellington)	7,644	75,293
Mid Value (T. Rowe Price)	8,460	75,293
Natural Resources (Wellington)	5,864	75,293
Total Bond Market (Declaration) (f)	28,560	289,879
Total Return (PIMCO)	28,847	363,189
U.S. High Yield Bond (Wells Capital)	7,839	75,727
Value & Restructuring (Columbia)	6,121	37,647
Value (Van Kampen)	13,350	75,293
		2,775,049
JOHN HANCOCK FUNDS III (g) - 1.00%
International Core (GMO)	1,924	37,647
TOTAL INVESTMENT COMPANIES (Cost $5,051,583)		$3,452,975
SHORT TERM INVESTMENTS - 6.75%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2009	254,000	$254,000
TOTAL SHORT TERM INVESTMENTS
(Cost $254,000)		$254,000
Total Investments (Retirement Distribution Fund)
(Cost $5,305,583)† - 98.44%		$3,706,975
Other Assets in Excess of Liabilities - 1.56%		58,893
TOTAL NET ASSETS - 100.00%		$3,765,868

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

SPDR - Standard & Poor's Depositary Receipts

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund's subadviser is shown parenthetically.

† At March 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $5,315,177.

Net unrealized depreciation aggregated $1,608,202, of which $ 6,391 related to appreciated investment securities and $1,614,593 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
1

Notes to financial statements (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Securities held by the Portfolio and by the underlying affiliated fund’s are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Portfolio is subject to the provisions of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$3,452,975	-
Level 2 – Other Significant Observable Inputs	254,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$3,706,975	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties
Concentration risk

The Portfolio may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly. In addition, a Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

For more information

Trustees
James M. Oates, *Chairman***
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook**
Grace K. Fey†
Theron S. Hoffman
Hassell H. McClellan**
John D. Richardson, *Trustee Emeritus*
Steven M. Roberts
*Members of the Audit Committee
**Member of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Distribution Portfolio.

332Q1 3/09
5/09

John Hancock MUTUAL FUNDS

John Hancock

Retirement Rising Distribution Portfolio

QUARTERLY PORTFOLIO HOLDINGS

3.31.2009

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - March 31, 2009 (Unaudited)
(showing percentage of total net assets)
Retirement Rising Distribution Fund

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 91.59%
Investment Companies - 21.81%
PowerShares DB Commodity Index Tracking Fund	6,400	$128,000
SPDR Trust Series 1	1,000	79,440
WisdomTree DEFA High-Yielding Equity Fund	8,200	233,290
WisdomTree High-Yielding Equity Fund	15,500	355,415
		796,145
JOHN HANCOCK FUNDS II (g) - 69.78%
Active Bond (MFC Global U.S./Declaration) (f)	26,856	219,683
Capital Appreciation (Jennison)	5,458	38,695
Core Bond (Wells Capital)	15,964	197,471
Emerging Markets Value (DFA)	22,435	119,353
Equity-Income (T. Rowe Price)	3,920	33,714
Fundamental Value (Davis)	3,798	34,488
Global Bond (PIMCO)	13,879	146,558
Global Real Estate (Deutsche)	16,251	67,118
High Income (MFC Global U.S.) (f)	16,276	70,637
High Yield (WAMCO)	6,419	38,130
International Opportunities (Marsico)	4,399	37,609
International Small Cap (Templeton)	9,554	70,793
International Small Company (DFA)	15,321	72,314
International Value (Templeton)	4,034	36,020
Mid Cap Intersection (Wellington)	23,102	111,353
Mid Cap Stock (Wellington)	11,340	111,698
Mid Value (T. Rowe Price)	12,234	108,885
Natural Resources (Wellington)	5,832	74,888
Real Return Bond (PIMCO)	31,351	358,028
Total Bond Market (Declaration) (f)	18,298	185,725
Total Return (PIMCO)	20,830	262,253
U.S. High Yield Bond (Wells Capital)	8,051	77,775
Value (Van Kampen)	13,160	74,220
		2,547,408
TOTAL INVESTMENT COMPANIES (Cost $4,861,177)		$3,343,553
SHORT TERM INVESTMENTS - 6.68%

Federal Home Loan Bank Discount Notes

zero coupon due 04/01/2009	$244,000	$244,000
TOTAL SHORT TERM INVESTMENTS

(Cost $244,000)		$244,000
Total Investments (Retirement Rising Distribution Fund)
(Cost $5,105,177)† - 98.27%		$3,587,553

Other Assets in Excess of Liabilities - 1.73%		63,174
TOTAL NET ASSETS - 100.00%		$3,650,727

Footnotes

Percentages are stated as a percent of net assets.

Key to Security Abbreviations and Legend

SPDR - Standard & Poor's Depositary Receipts

(f) The subadviser is an affiliate of the adviser.

(g) The underlying fund's subadviser is shown parenthetically.

† At March 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $5,121,358. Net unrealized depreciation aggregated $1,533,805, of which $8,461 related to appreciated investment securities and $1,542,266 related to depreciated investment securities.

The accompanying notes are an integral part of the financial statements.
1

Notes to financial statements (Unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Securities held by the Portfolio and by the underlying affiliated fund’s are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Portfolio is subject to the provisions of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$3,343,553	-
Level 2 – Other Significant Observable Inputs	244,000	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$3,587,553	-

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Risks and uncertainties

Concentration risk

The Portfolio may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly. In addition, a Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

For more information

Trustees
James M. Oates, *Chairman***
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
Elizabeth G. Cook**
Grace K. Fey†
Theron S. Hoffman
Hassell H. McClellan**
John D. Richardson, *Trustee Emeritus*
Steven M. Roberts
*Members of the Audit Committee
**Member of the Compliance Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Michael J. Leary
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Retirement Rising Distribution Portfolio.

330Q1 3/09
5/09

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 15, 2009

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 15, 2009